Concentration of Credit Risk	6 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Concentration of credit risk

13.  Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for allowance for credit losses. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers which represent 10% or more of the Group’s total accounts receivable:

	As of June 30, 2025		As of December 31, 2025
	RMB		RMB
			(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable
Customer A	136,782	38	73,648	80
Customer B	*	*	13,300	15
Customer C	100,600	28	*	*
Customer D	74,000	21	*	*

*	Represented the percentage below 10%

For the six months ended December 31, 2024 and 2025, no single customers accounted for 10% or more of the Group’s total revenues.

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30, 2025		As of December 31, 2025
	RMB		RMB
			(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts payable
Supplier A	25,505	61	21,960	28
Supplier B	*	*	20,126	26
Supplier C	*	*	11,453	15
Supplier D	5,505	13	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total purchases:

	For the six months ended December 31,
	2024		2025
	RMB		RMB
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier E	*	*	821,673	10
Supplier F	1,540,752	11	*	*
Supplier G	1,498,159	11	*	*
Supplier H	1,452,785	11	*	*
Supplier I	1,386,002	10	*	*

*	Represented the percentage below 10%